Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Payments Due by Period, Total	$ 109,769
Payments Due by Period, Less than 1-year	94,127
Payments Due by Period, 2-year	2,318
Payments Due by Period, 3-year	2,318
Payments Due by Period, 4-year	2,318
Payments Due by Period, 5-year	2,318
Payments Due by Period, More than 5-years	6,370
Service Fee to Manager [Member]
Payments Due by Period, Total	9,403
Payments Due by Period, Less than 1-year	1,635
Payments Due by Period, 2-year	1,635
Payments Due by Period, 3-year	1,635
Payments Due by Period, 4-year	1,635
Payments Due by Period, 5-year	1,635
Payments Due by Period, More than 5-years	1,228
Management Fee to Manager [Member]
Payments Due by Period, Total	9,696
Payments Due by Period, Less than 1-year	1,822
Payments Due by Period, 2-year	683
Payments Due by Period, 3-year	683
Payments Due by Period, 4-year	683
Payments Due by Period, 5-year	683
Payments Due by Period, More than 5-years	5,142
Debt [Member]
Payments Due by Period, Total	89,169
Payments Due by Period, Less than 1-year	89,169
Payments Due by Period, 2-year	0
Payments Due by Period, 3-year	0
Payments Due by Period, 4-year	0
Payments Due by Period, 5-year	0
Payments Due by Period, More than 5-years	0
Interest on Variable Rate Debt [Member]
Payments Due by Period, Total	1,501
Payments Due by Period, Less than 1-year	1,501
Payments Due by Period, 2-year	0
Payments Due by Period, 3-year	0
Payments Due by Period, 4-year	0
Payments Due by Period, 5-year	0
Payments Due by Period, More than 5-years	$ 0